Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2022
Financial Instruments and Fair Value Disclosures
Financial Instruments and Fair Value Disclosures
14.

Financial Instruments and Fair Value Disclosures
Interest rate risk and concentration of credit risk
Financial instruments,

which potentially

subject the

Company to

significant concentrations

of credit

risk,
consist

principally

of

cash

and

trade

accounts

receivable.

The

ability

and

willingness

of

each

of

the
Company’s counterparties to perform their

obligations under a contract depend upon a

number of factors
that are

beyond the

Company’s control

and may

include, among

other things,

general economic

conditions,
the

state

of

the

capital

markets,

the

condition

of

the

shipping

industry

and

charter

hire

rates. The
Company’s credit risk with financial institutions is limited as it has temporary cash investments, consisting mostly of deposits, placed with various qualified financial institutions and performs periodic evaluations of the relative credit

standing of those financial

institutions. The Company limits

its credit risk

with accounts
receivable by performing ongoing

credit evaluations of its

customers’ financial condition and by

receiving
payments

of

hire

in

advance.

The

Company,

generally,

does

not

require

collateral

for

its

accounts
receivable and does not have any agreements to mitigate credit risk.

In 2022,

2021 and

2020, charterers

that individually

accounted for
10
% or

more of

the Company’s

time
charter revenues were as follows:
Charterer 2022 2021 2020
Cargill International SA 19% 10% 18%
Koch Shipping PTE LTD.

Singapore
15% * 16%
*Less than 10%
The Company

is exposed

to interest

rate fluctuations

associated

with its

variable rate

borrowings. Currently,
the company does not have any derivative instruments to manage such fluctuations.
Fair value of assets and liabilities
The

carrying

values

of

financial

assets

reflected

in

the

accompanying

consolidated

balance

sheet,
approximate their

respective fair

values due

to the

short-term nature

of these

financial instruments.

The
fair value of long-term bank loans with variable interest

rates approximates the recorded values, generally
due to their variable interest rates.

Fair value measurements disclosed

As of December 31, 2022, the Bond having a fixed interest

rate and a carrying value of $
125,000

(Note 6)
had a fair value of $ 120,525

determined through the Level 1 input of the fair value hierarchy as defined in
FASB guidance for Fair Value Measurements.
On September

20, 2022,

the Company

acquired
25,000

Series D

Preferred Shares

of OceanPal,

par at
$ 17,600
, determined through Level 2 inputs of the fair value hierarchy by taking into consideration a third-
party

valuation which

was based

on the

income approach,

taking

into account

the

present value

of

the
future cash flows the Company expects to receive from holding the equity instrument.

On December 15,

2022, the Company

distributed the

Series D Preferred

Shares as non-cash

dividend and
measured their fair

value on

the date

of declaration at

$
18,189
. Their

fair value

was determined through
Level 2

inputs of the

fair value hierarchy,

by using the

income approach, taking

into account the

present
value

of

the

future

cash

flows,

the

holder

of

shares

would

expect

to

receive

from

holding

the

equity
instrument which resulted in gain of $ 589

(Note 3(f).
Other Fair value measurements
Description (in thousands of US Dollars)
December 31,
2021
Quoted Prices in
Active Markets
(Level 1)
Significant Other
Observable
Inputs (Level 2)
Non-recurring fair value measurements
Investments in related parties (1) 7,575 7,575
December 31,
2022
Quoted Prices in
Active Markets
(Level 1)
Significant Other
Observable
Inputs (Level 2)
Non-recurring fair value measurements
Long-lived assets held for use (2) 67,909 67,909
Total

non-recurring fair value measurements
67,909 67,909 -
On November 29,

2021, Series B

preferred shares and

Series C preferred

shares were recorded
at

$
5

and $
7,570
, respectively,

being the

fair value

of the

shares on

the date

of issuance

to the
Company by OceanPal (Note 3(f)).
(2)

During

the

fourth

quarter

of

2022,

the

Company

took

delivery

of
eight

vessels

under

its

master
agreement with

Sea Trade,

acquired for

the purchase

price of

$
263,719
, of

which $
195,810

was
paid in cash and $ 67,909

was paid through newly issued common stock

(Note 4). The fair value of
the

common

shares

issued

to

Sea

Trade

was

determined

based

on

the

closing

price

of

the
Company’s shares on

the date of

delivery of each vessel,

which was also the

date of issuance

of
such shares.